Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
Note 7: Net Loss per Share
Basic loss per share (“EPS”) was computed by dividing net loss by the number of weighted average units of Class A Units outstanding during the period. Diluted EPS was calculated to give effect to potentially issuable dilutive units of common units using the treasury method. For all periods presented, the vested Profits Interests have been excluded from the diluted EPS calculation as their effect would be anti-dilutive. The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Three Months Ended March 31,
	2022	2021
Numerator
Net loss available to Class A Unit holders	$(67,486)	$(11,609)
Denominator
Weighted average Class A Units outstanding, basic and diluted	186,500,000	122,111,111
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	$(0.36)	$(0.10)

Note 6: Net Loss per Share
Basic loss per share (“EPS”) was computed by dividing net loss by the number of weighted average units of Class A Units outstanding during the period. Diluted EPS was calculated to give effect to potentially issuable dilutive units of common units using the treasury method. For all periods presented, the vested Profits Interests have been excluded from the diluted EPS calculation as their effect would be anti-dilutive. The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Years Ended December 31,
	2021	2020
Numerator
Net loss available to Class A Unit holders	$(55,146)	$(26,749)
Denominator
Weighted average Class A Units outstanding, basic and diluted	150,706,849	104,986,301
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	$(0.37)	$(0.25)